Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 8. Income Taxes

The Company files income tax returns for TG and ES in the Republic of Colombia. Colombia’s Tax Statute was reformed on December 23, 2014. A general corporate income Tax Rate applies at 25% and a CREE Tax based on taxable income applies at a rate of 9% to certain taxpayers including the Company. Prior to the reform, the CREE Tax would only apply up to tax years 2015. The reform makes the CREE tax rate of 9% permanent and an additional CREE Surtax will apply for the years 2015 through 2018 at varying rates.
The following table summarizes income tax rates under the tax reform law:

	2015	2016	2017	2018	2019
Income Tax	25%	25%	25%	25%	25%
CREE Tax	9%	9%	9%	9%	9%
CREE Surtax	5%	6%	8%	9%	—
Total Tax on Income	39%	40%	42%	43%	34%
The components of income tax expense (benefit) are as follows:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Current income tax
Foreign	$4,328	$1,900	$9,257	$4,416
Deferred income tax
Foreign	(697)	363	(854)	818
Total Provision for Income tax	$3,631	$2,263	$8,403	$5,234
The Company’s effective tax rates were (47.1%) and 121% for the three and six month periods ended June 30, 2015. The Company’s effective tax rates were 84.7% and 545% for the three and six month periods ended June 30, 2014. The Company's effective tax rate for the three and six-month periods ended June 30, 2015 reflect non-deductible losses of $16,391 and $11,313 from the change in fair value of warrant liability as of June 30, 2015, compared with a non-deductible loss of $4,645 and $13,525 for the same periods ended June 30, 2014.

Note 13. Income Taxes

The Company files income tax returns for TG and ES in the Republic of Colombia where, as a general rule, taxable income for companies is subject to a 25% Income Tax rate, except for taxpayers with special rates approved by the Congress. A minimum taxable income is calculated as 3% of net equity on the last day of the immediately preceding period and is used as taxable income if it is higher than taxable income otherwise calculated.
On December 23, 2014, Colombia’s president signed into effect a tax reform bill amending the Colombian Tax Statute fixing the Income Tax Rate at 25%. A CREE Tax based on taxable income also applies at a rate of 9% to certain taxpayers including the Company. Prior to the reform, the CREE Tax would only apply for years 2013 – 2015. The reform makes the CREE tax rate of 9% permanent and an additional CREE Surtax will also apply for the years 2015 through 2018 at varying rates. The Income tax reform resulted in deferred tax liabilities being increased by $286 at December 31, 2014 when compared with previous income tax rates.
The following table summarizes income tax rates under the tax reform law.

	2015	2016	2017	2018	2019
Income Tax	25%	25%	25%	25%	25%
CREE Tax	9%	9%	9%	9%	9%
CREE Surtax	5%	6%	8%	9%	—
Total Tax on Income	39%	40%	42%	43%	34%

The components of income tax expense (benefit) are as follows:

	December 31,
	2014	2013
Current income tax
Foreign	$9,453	$4,183
Deferred income Tax
Foreign	(915)	4,513
Total Provision for Income Tax	$8,538	$8,696

A reconciliation of the statutory tax rate in Colombia to the Company’s effective tax rate is as follows:

	December 31,
	2014	2013
Income tax expense at statutory rates	34.0%	34.0%
Non-deductible expenses	1.6%	6.5%
Non-taxable income	-6.0%	-12.2%
Effective tax rate	29.6%	28.3%

The Company’s effective tax rate of 29.6% for the year ended December 31, 2014 reflects non-deductible income (losses) of $3,744 mostly due to the change in fair value of the Company’s warrant liability and other non-deductible expenses such as amortization of intangible assets.
The Company has the following net deferred tax assets and liabilities:

	December 31,
	2014	2013
Deferred tax assets:
Accounts Receivable Clients – not delivered FOB	$1,260	$518
Accounts Receivable Clients – POC	2,452	849
Depreciation	1,542	465
Financials Liabilities	5
Provision Inventory obsolescence	114	489
Total deferred tax assets	$5,373	$2,321
Deferred tax liabilities:
Inventory – not delivered FOB	$984	$405
Accounts Receivable Clients – POC	6,325	4,706
Depreciation	485	565
Financials Liabilities	—	78
Provision Accounts Receivable	622	944
Total deferred tax liabilities	$8,416	$6,698
Net deferred tax liability	$3,043	$4,377

The Company does not have any uncertain tax positions for which it is reasonably possible that the total amount of gross unrecognized tax benefits will increase or decrease within twelve months of December 31, 2014. The unrecognized tax benefits may increase or change during the next year for items that arise in the ordinary course of business.